Income Taxes: (Details Textual) (USD $)	26 Months Ended
Dec. 31, 2014
Income Tax Expenses Benefit [Line Items]
Operating Income (Loss)	$ 13,685,763
Deferred Tax Assets, Gross, Current	4,653,159
Deferred Tax Assets, Net	$ 221,098